UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     P. SCHOENFELD ASSET MANAGEMENT LP
Address:  1350 Avenue of the Americas, 21st Floor
          New York, NY 10019

Form 13F File Number: 28-6394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Dhananjay Pai
Title:     Chief Operating Officer
Phone:     (212) 649-9500

Signature, Place, and Date of Signing:


/s/ Dhananjay Pai   New York, New York   May 14, 2013
-----------------   ------------------   -----------------
[Signature]         [City, State]        [Date]



Report Type (Check only one.):
[ X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          72

Form 13F Information Table Value Total:          $1,137,779
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCE AUTO PARTS INC         COM              00751Y106     3141    38000 SH       SOLE                  38000        0        0
D ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     4351    61300 SH       SOLE                  61300        0        0
D ALTERRA CAPITAL HOLDINGS LIM   COM              G0229R108    10925   346930 SH       SOLE                 346930        0        0
D AMERICAN INTL GROUP INC        COM NEW          026874784    40036  1031333 SH       SOLE                1031333        0        0
D AMERICAN INTL GROUP INC        COM NEW          026874784     3812    98200 SH  CALL SOLE                  98200        0        0
D AMERICAN TOWER CORP NEW        COM              03027X100     2987    38838 SH       SOLE                  38838        0        0
D ARBITRON INC                   COM              03875Q108    28042   598287 SH       SOLE                 598287        0        0
D ARCH COAL INC                  COM              039380100     1086   200000 SH  CALL SOLE                 200000        0        0
D ASIAINFO-LINKAGE INC           COM              04518A104    15126  1274324 SH       SOLE                1274324        0        0
D AVALONBAY CMNTYS INC           COM              053484101    18747   148000 SH       SOLE                 148000        0        0
D CARNIVAL CORP                  PAIRED CTF       143658300     4484   130737 SH       SOLE                 130737        0        0
D CASEYS GEN STORES INC          COM              147528103     2041    35000 SH       SOLE                  35000        0        0
D CONSTELLATION BRANDS INC       CL A             21036P108     4550    95500 SH  PUT  SOLE                  95500        0        0
D CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     1563    40000 SH       SOLE                  40000        0        0
D COVENTRY HEALTH CARE INC       COM              222862104    31189   663170 SH       SOLE                 663170        0        0
D CROWN CASTLE INTL CORP         COM              228227104    12804   183860 SH       SOLE                 183860        0        0
D CYMER INC                      COM              232572107    75593   786180 SH       SOLE                 786180        0        0
D DELL INC                       COM              24702R101    17913  1250000 SH       SOLE                1250000        0        0
D DISH NETWORK CORP              CL A             25470M109    40333  1064198 SH       SOLE                1064198        0        0
D ENERNOC INC                    COM              292764107    19746  1136765 SH       SOLE                1136765        0        0
D ENERNOC INC                    COM              292764107     1737   100000 SH  CALL SOLE                 100000        0        0
D EQUITY LIFESTYLE PPTYS INC     COM              29472R108    12188   158700 SH       SOLE                 158700        0        0
D ESSEX PPTY TR INC              COM              297178105     9035    60000 SH       SOLE                  60000        0        0
D FAMILY DLR STORES INC          COM              307000109     1772    30000 SH       SOLE                  30000        0        0
D FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     8937   333348 SH       SOLE                 333348        0        0
D FOREST LABS INC                COM              345838106     1859    48875 SH       SOLE                  48875        0        0
D HEINZ H J CO                   COM              423074103    49630   686737 SH       SOLE                 686737        0        0
D HIGHWOODS PPTYS INC            COM              431284108     3086    78000 SH       SOLE                  78000        0        0
D HILLSHIRE BRANDS CO            COM              432589109     3429    97540 SH       SOLE                  97540        0        0
D HOME PROPERTIES INC            COM              437306103     3055    48164 SH       SOLE                  48164        0        0
D KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106    12298   137000 SH  PUT  SOLE                 137000        0        0
D LEAR CORP                      COM NEW          521865204      816    14864 SH       SOLE                  14864        0        0
D LENNAR CORP                    CL B             526057302     5420   168000 SH       SOLE                 168000        0        0
D LIBERTY MEDIA CORP DELAWARE    CL A             531229102    93815   840413 SH       SOLE                 840413        0        0
D LIFE TECHNOLOGIES CORP         COM              53217V109     4847    75000 SH       SOLE                  75000        0        0
D LIFE TECHNOLOGIES CORP         COM              53217V109     6463   100000 SH  CALL SOLE                 100000        0        0
D MARCUS CORP                    COM              566330106     3004   240549 SH       SOLE                 240549        0        0
D MARRIOTT INTL INC NEW          CL A             571903202     4139    98000 SH       SOLE                  98000        0        0
D MCGRAW HILL COS INC            COM              580645109     7812   150000 SH       SOLE                 150000        0        0
D MCGRAW HILL COS INC            COM              580645109     5208   100000 SH  PUT  SOLE                 100000        0        0
D METALS USA HLDGS CORP          COM              59132A104     2065   100000 SH       SOLE                 100000        0        0
D METROPCS COMMUNICATIONS INC    COM              591708102   100650  9233939 SH       SOLE                9233939        0        0
D METROPCS COMMUNICATIONS INC    COM              591708102     8175   750000 SH  CALL SOLE                 750000        0        0
D MID-AMER APT CMNTYS INC        COM              59522J103     4558    66000 SH       SOLE                  66000        0        0
D NAVISTAR INTL CORP NEW         COM              63934E108     6914   200000 SH  PUT  SOLE                 200000        0        0
D NAVISTAR INTL CORP NEW         COM              63934E108     6914   200000 SH  CALL SOLE                 200000        0        0
D NVR INC                        COM              62944T105    19901    18425 SH       SOLE                  18425        0        0
D NYSE EURONEXT                  COM              629491101    26187   677716 SH       SOLE                 677716        0        0
D PLAINS EXPL& PRODTN CO         COM              726505100    20712   436316 SH       SOLE                 436316        0        0
D PUBLIC STORAGE                 COM              74460D109     2285    15000 SH       SOLE                  15000        0        0
D REALOGY HLDGS CORP             COM              75605Y106    77117  1578965 SH       SOLE                1578965        0        0
D REPUBLIC SVCS INC              COM              760759100     1584    48000 SH       SOLE                  48000        0        0
D SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/0  80517QAA8     1369  5000000 PRN      SOLE                5000000        0        0
D SAVIENT PHARMACEUTICALS INC    COM              80517Q100      834  1042436 SH       SOLE                1042436        0        0
D SBA COMMUNICATIONS CORP        COM              78388J106    10944   152000 SH       SOLE                 152000        0        0
D SELECT INCOME REIT             COM SH BEN INT   81618T100     1907    72100 SH       SOLE                  72100        0        0
D SPDR S&P 500 ETF TR            TR UNIT          78462F103    23501   150000 SH  PUT  SOLE                 150000        0        0
D SPIRIT RLTY CAP INC            COM              84860F109    25846  1360316 SH       SOLE                1360316        0        0
D SPRINT NEXTEL CORP             COM SER 1        852061100     1553   250000 SH  CALL SOLE                 250000        0        0
D TANGER FACTORY OUTLET CTRS I   COM              875465106     2279    63000 SH       SOLE                  63000        0        0
D TAUBMAN CTRS INC               COM              876664103     4504    58000 SH       SOLE                  58000        0        0
D TEXTRON INC                    COM              883203101     5962   200000 SH  CALL SOLE                 200000        0        0
D VENTAS INC                     COM              92276F100     7832   107000 SH       SOLE                 107000        0        0
D VIACOM INC NEW                 CL A             92553P102      208     3300 SH       SOLE                   3300        0        0
D VIRGIN MEDIA INC               COM              92769L101    17507   357500 SH       SOLE                 357500        0        0
D VISTEON CORP                   COM NEW          92839U206    20908   362363 SH       SOLE                 362363        0        0
D VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    24907   877022 SH       SOLE                 877022        0        0
D VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    15620   550000 SH  PUT  SOLE                 550000        0        0
D WAL-MART STORES INC            COM              931142103     3742    50000 SH       SOLE                  50000        0        0
D WMS INDS INC                   COM              929297109    23861   946490 SH       SOLE                 946490        0        0
D YAHOO INC                      COM              984332106    54384  2311353 SH       SOLE                2311353        0        0
D YAHOO INC                      COM              984332106    36032  1531400 SH  PUT  SOLE                1531400        0        0
S REPORT SUMMARY                 72 DATA RECORDS             1137779        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED